7. Share-based payments (Details 6) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Warrants
Granted		7,204,573	645,424
Nonemployee Common stock warrants - Service and performance conditions [Member]
Number of Warrants
Nonvested, Beginning	2,880,000
Granted		3,000,000
Vested	(460,000)	(120,000)
Nonvested, Ending	2,420,000	2,880,000
Weighted-average Grant Date Fair Value
Nonvested, Beginning	$ 0.98
Granted		$ 0.98
Vested	0.99	0.99
Nonvested, Ending	$ 0.98	$ 0.98